Royalty, stream and other interests - Disclosure of detailed information about royalty interests (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Royalty, Stream And Other Interests [Line Items]
Beginning balance	$ 1,154,801	$ 1,116,128
Acquisitions	124,209	90,936
Conversion of an offtake into a stream		0
Depletion	(51,355)	(48,361)
Impairment	(1,818)	(2,288)
Currency conversion adjustments	30,363	(1,614)
Recognition of royalty and stream interests following the deconsolidation of Osisko Development	122,053
Ending balance	1,378,253	1,154,801
Royalty interests [Member]
Royalty, Stream And Other Interests [Line Items]
Beginning balance	703,113	656,661
Acquisitions	123,359	77,702
Conversion of an offtake into a stream		0
Depletion	(27,362)	(28,958)
Impairment	(1,818)	(2,288)
Currency conversion adjustments	8,282	(4)
Recognition of royalty and stream interests following the deconsolidation of Osisko Development	73,501
Ending balance	879,075	703,113
Stream interests [Member]
Royalty, Stream And Other Interests [Line Items]
Beginning balance	438,032	440,941
Acquisitions	850	13,234
Conversion of an offtake into a stream		4,682
Depletion	(23,993)	(19,403)
Impairment	0	0
Currency conversion adjustments	21,149	(1,422)
Recognition of royalty and stream interests following the deconsolidation of Osisko Development	48,552
Ending balance	484,590	438,032
Offtake interests [Member]
Royalty, Stream And Other Interests [Line Items]
Beginning balance	13,656	18,526
Acquisitions	0	0
Conversion of an offtake into a stream		(4,682)
Depletion	0	0
Impairment	0	0
Currency conversion adjustments	932	(188)
Recognition of royalty and stream interests following the deconsolidation of Osisko Development	0
Ending balance	14,588	13,656
Producing [Member]
Royalty, Stream And Other Interests [Line Items]
Beginning balance	538,521
Cost	1,200,406	1,145,279
Accumulated depletion and impairment	(662,572)	(606,758)
Ending balance	537,834	538,521
Producing [Member] | Royalty interests [Member]
Royalty, Stream And Other Interests [Line Items]
Beginning balance	230,471
Cost	634,058	626,345
Accumulated depletion and impairment	(423,634)	(395,874)
Ending balance	210,424	230,471
Producing [Member] | Stream interests [Member]
Royalty, Stream And Other Interests [Line Items]
Beginning balance	308,050
Cost	566,348	518,934
Accumulated depletion and impairment	(238,938)	(210,884)
Ending balance	327,410	308,050
Producing [Member] | Offtake interests [Member]
Royalty, Stream And Other Interests [Line Items]
Beginning balance	0
Cost	0	0
Accumulated depletion and impairment	0	0
Ending balance	0	0
Development [Member]
Royalty, Stream And Other Interests [Line Items]
Beginning balance	360,544
Cost	612,845	438,767
Accumulated depletion and impairment	(84,234)	(78,223)
Ending balance	528,611	360,544
Development [Member] | Royalty interests [Member]
Royalty, Stream And Other Interests [Line Items]
Beginning balance	225,866
Cost	367,845	226,438
Accumulated depletion and impairment	(753)	(572)
Ending balance	367,092	225,866
Development [Member] | Stream interests [Member]
Royalty, Stream And Other Interests [Line Items]
Beginning balance	129,982
Cost	211,755	181,209
Accumulated depletion and impairment	(55,252)	(51,227)
Ending balance	156,503	129,982
Development [Member] | Offtake interests [Member]
Royalty, Stream And Other Interests [Line Items]
Beginning balance	4,696
Cost	33,245	31,120
Accumulated depletion and impairment	(28,229)	(26,424)
Ending balance	5,016	4,696
Exploration and evaluation
Royalty, Stream And Other Interests [Line Items]
Beginning balance	255,736
Cost	314,934	256,640
Accumulated depletion	(3,126)	(904)
Ending balance	311,808	255,736
Exploration and evaluation | Royalty interests [Member]
Royalty, Stream And Other Interests [Line Items]
Beginning balance	246,776
Cost	304,685	247,680
Accumulated depletion	(3,126)	(904)
Ending balance	301,559	246,776
Exploration and evaluation | Stream interests [Member]
Royalty, Stream And Other Interests [Line Items]
Beginning balance	0
Cost	677	0
Accumulated depletion	0	0
Ending balance	677	0
Exploration and evaluation | Offtake interests [Member]
Royalty, Stream And Other Interests [Line Items]
Beginning balance	8,960
Cost	9,572	8,960
Accumulated depletion	0	0
Ending balance	$ 9,572	$ 8,960